Note Stock-based compensation (Summary of restricted stock activity under the incentive plan for members of management) (Detail) - Restricted Stock Units (RSUs) - Executive Officers - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Granted	138,516	279,890	231,830
Performance Based Shares
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	383,982	495,731	628,009
Granted	212,200	344,488	323,814
Performance Shares Quantity Adjustment	(232,989)	39,566
Vested	(67,853)	(487,784)	(430,646)
Forfeited		(8,019)	(25,446)
Ending Balance	295,340	383,982	495,731
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 26.35	$ 28.25	$ 27.13
Granted	42.57	25.86	33.37
Performance Shares Quantity Adjustment	29.1	24.37
Vested	48.54	27.72	30.45
Forfeited		29.13	28.65
Non-vested at end of period	$ 30.75	$ 26.35	$ 28.25